Assets not freely disposable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets Not Freely Disposable

Assets not freely disposable

	2017	2016
Banks
– Cash and balances with central banks	1,569	1,353
– Loans and advances to banks	3,730	6,054
Financial assets at fair value through profit or loss	1,072	447
Investments	885	825
Loans and advances to customers	76,083	70,457
Other assets	813	935

	84,152	80,071